Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued Expenses consist of the following:

	June 30,	December 31,
	2015	2014

Commission payable-the junket agents	$5,940,461	$8,886,601
Management fee payable-related party (Note 13)	399,897	573,897
Management and Directors' compensation	530,826	562,139
Accrued listing expenses	54,827	765,417
Others	700,704	894,599

	$7,626,715	$11,682,653